BLACKROCK FUNDSSM
BlackRock Global Opportunities Portfolio
BlackRock International Opportunities Portfolio
BlackRock U.S. Opportunities Portfolio
(each, a “Fund”)

SUPPLEMENT DATED DECEMBER 30, 2009 TO THE PROSPECTUSES AND THE
STATEMENT OF ADDITIONAL INFORMATION, EACH DATED JANUARY 28, 2009

BlackRock Global Opportunities Portfolio:

The change in the Fund’s benchmark from the Standard & Poor’s Global Broad Market Index to the Morgan Stanley Capital International All Country World Index will be effective on January 1, 2010.

BlackRock International Opportunities Portfolio:

The change in the Fund’s benchmark from the Standard & Poor’s (“S&P”) Global Ex-U.S. Broad Market Index and the S&P Extended Market Index Global Ex-U.S. to the Morgan Stanley Capital International All Country World Index Ex-U.S. will be effective on January 1, 2010.

BlackRock U.S. Opportunities Portfolio:

The change in the Fund’s benchmark from the Standard & Poor’s US MidSmall Cap Index to the Russell Midcap Index will be effective on January 1, 2010.

Shareholders should retain this Supplement for future reference.

Code #PRO-OPP-1209-SUPR